Reverse Recapitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination And Asset Acquisition [Abstract]
Reverse Recapitalization

5. Reverse Recapitalization

Pursuant to ASC 805, Business Combinations, the Business Combination was accounted for as a reverse recapitalization, rather than a business combination, for financial accounting and reporting purposes. Accordingly, Old Sarcos was deemed the accounting acquirer (and legal acquiree) and Rotor was treated as the accounting acquiree

(and legal acquirer). Under this method of accounting, the reverse recapitalization was treated as the equivalent of Old Sarcos issuing stock for the net assets of Rotor, accompanied by a recapitalization. The net assets of Rotor are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities and results of operations prior to the Merger are those of Old Sarcos. The shares, and corresponding capital amounts and earnings per share available for common stockholders, prior to the Merger have been retroactively restated as shares reflecting the Exchange Ratio.

Earn-Out Shares

Each holder of Old Sarcos capital stock (including the Old Sarcos RSA) is entitled to a right to Contingent Merger Consideration following the closing of the Business Combination in the form of earn-outs, up to an aggregate of 28,125,000 shares of Common Stock. The earn-outs will become payable as follows:

•

14,062,500 shares of Common Stock of the Company in the aggregate if the closing share price of a share of Common Stock of the Company is equal to or exceeds $15.00 for 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the Closing Date and ending on the fourth anniversary of the Closing Date.

•

14,062,500 shares of Common Stock of the Company if the closing share price of a share of Common Stock of the Company is equal to or exceeds $20.00 for 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the Closing Date and ending on the fifth anniversary of the Closing Date.

The Earn-Out Shares issuable to holders of Old Sarcos capital stock are accounted for as equity-linked instruments and recorded in additional paid-in capital, and the Earn-Out Shares issuable to holders of Old Sarcos capital stock subject to restricted stock awards are accounted for as share-based compensation. The earn-out shares are treated as equity-linked instruments as opposed to shares outstanding, and as such are not included in shares outstanding on the Company’s condensed consolidated balance sheets.

Immediately following the Merger, the Company had 137,589,275 shares issued and outstanding of Common Stock. The following table presents the number of shares of the Company’s Common Stock outstanding immediately following the Merger:

Number of Shares
Rotor Class A Common Stock, outstanding prior to Merger	27,600,000
Rotor Class B Common Stock, outstanding prior to Merger	6,405,960
Class A common stock issued to PIPE Investors	22,000,000
Less: redemption of Rotor Common Stock	(23,479,970)
Total shares from Merger and PIPE financing	32,525,990
Recapitalization of Old Sarcos common stock into Class A common stock(1)	105,063,285
Total shares of Common Stock immediately after the Merger	137,589,275

(1) The number of Old Sarcos shares was determined from the 21,483,286 shares of Old Sarcos Common Stock warrants, Common Stock and Preferred Stock outstanding immediately prior to the closing of the Business Combination, which are presented net of the Common and Preferred Stock redeemed, converted at the Exchange Ratio of 5.129222424. This excludes a restricted stock award for 5,129,222 shares that was unvested as of the date of the Merger. All fractional shares were rounded down.

5. Reverse Recapitalization

Pursuant to ASC 805, Business Combinations, the Business Combination was accounted for as a reverse recapitalization, rather than a business combination, for financial accounting and reporting purposes. Accordingly, Old Sarcos was deemed the accounting acquirer (and legal acquiree) and Rotor was treated as the accounting acquiree (and legal acquirer). Under this method of accounting, the reverse recapitalization was treated as the equivalent of Old Sarcos issuing stock for the net assets of Rotor, accompanied by a recapitalization. The net assets of Rotor are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Merger are those of Old Sarcos. The shares and corresponding capital amounts and earnings per share available for common stockholders, prior to the Merger, have been retroactively restated as shares reflecting the Exchange Ratio.

Earn-Out Shares

Each holder of Old Sarcos capital stock (including any Old Sarcos RSAs) is entitled to a right to Contingent Merger Consideration in the form of earn-outs, up to an aggregate of 28,125,000 shares of Common Stock. The earn-outs will become payable as follows:

•

14,062,500 shares of Common Stock of the Company in the aggregate if the closing share price of a share of Common Stock of the Company is equal to or exceeds $15.00 for 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the Closing Date and ending on the fourth anniversary of the Closing Date.

•

14,062,500 shares of Common Stock of the Company if the closing share price of a share of Common Stock of the Company is equal to or exceeds $20.00 for 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the Closing Date and ending on the fifth anniversary of the Closing Date.

The Earn-Out Shares issuable to holders of Old Sarcos capital stock are accounted for as equity-linked instruments and recorded in additional paid-in capital, and the Earn-Out Shares issuable to holders of Old Sarcos capital stock subject to restricted stock awards are accounted for as share-based compensation. The earn-out shares are treated as equity-linked instruments as opposed to shares outstanding, and as such are not included in shares outstanding on the Company’s consolidated balance sheets.

Upon the closing of the Business Combination and the PIPE Financing, the Company received net cash proceeds of $228.8 million. The following table reconciles the elements of the Merger to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the year ended December 31, 2021:

(In thousands)	Recapitalization
Cash proceeds from Rotor, net of redemptions and transaction expenses	$25,359
Cash proceeds from PIPE Financing	220,000
Less: Cash payment of transaction expenses - Sarcos	(16,571)
Net Cash proceeds from Merger and PIPE financing	228,788
Less: Warrant liabilities assumed	(8,774)
Less: Other non-cash net assets assumed	40
Less: Unpaid and previously expensed Merger transaction costs	(148)
Net contributions from recapitalization	$219,906

Immediately following closing of the Merger, the Company had 137,589,275 shares issued and outstanding of Common Stock. The following table present the number of shares of the Company’s Common Stock outstanding immediately following the consummation of the Merger:

Number of Shares
Rotor Class A Common Stock, outstanding prior to Merger	27,600,000
Rotor Class B Common Stock, outstanding prior to Merger	6,405,960
Class A common stock issued to PIPE Investors	22,000,000
Less: redemption of Rotor Common Stock	(23,479,970)
Total shares from Merger and PIPE financing	32,525,990
Recapitalization of Old Sarcos common stock into Class A common stock[1]	105,063,285
Total shares of Common Stock immediately after the Effective Time	137,589,275

[1] The number of Old Sarcos shares was determined from the 21,483,286 shares of Old Sarcos Common Stock warrants, Common Stock and preferred stock outstanding immediately prior to the closing of the Business Combination, which are presented net of the Common and Preferred Stock redeemed, converted at the Exchange Ratio of 5.129222424. This excludes a restricted stock award for 5,129,222 shares that was unvested as of the date of the Merger. All fractional shares were rounded down.

In connection with the Merger, the Company incurred direct and incremental costs of approximately $32.9 million related to legal, accounting and other professional fees, which were deducted from the Company’s additional paid-in capital as a reduction of cash proceeds rather than expensed as incurred and $1.1 million of transaction costs that were recorded to operating expenses within the consolidated statements of operations and comprehensive loss.